Share-Based Payments - Additional Information (Detail)										1 Months Ended				3 Months Ended	12 Months Ended						24 Months Ended
	Jan. 01, 2021	Jan. 01, 2020 shares	Jan. 01, 2019 shares	May 04, 2018 shares	Apr. 18, 2018 shares	Jun. 30, 2017 EUR (€) shares	May 13, 2017 shares	Jun. 24, 2016 EUR (€) shares	Jun. 30, 2015 EUR (€) shares	Jan. 31, 2018 shares	Feb. 28, 2017 shares	Jan. 31, 2017 shares	Feb. 28, 2016 shares	Mar. 31, 2015	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2015 EUR (€) shares yr	Dec. 31, 2014 shares Person	Dec. 31, 2018 shares	Mar. 01, 2017	Jan. 01, 2017 shares	Mar. 01, 2016
Disclosure of share based payments [line items]
Share option vesting period																	Four years	Four years
Share option exercise period | yr																		8
Vesting percentage after one year																	25.00%
Vesting percentage quarterly																	6.25%
Number of restricted shares granted																		61,469	68,639
Number of shares granted each																	34,320
Number of restricted shares vested																	38,286
Final performance share award																		38,286
Share option vesting percentage																	25.00%
Employee benefits expense | €																	€ 80,291,000	€ 69,974,000	€ 67,951,000
Expected volatility of share performance period																	5 years
One-year holding discount used as input for the performance share valuation in the Monte Carlo valuation model																	5.50%
Key management [member]
Disclosure of share based payments [line items]
Final performance share award																		36,514
Percentage of performance shares awarded																		50.00%
Number of performance shares vested																		18,257
Percentage of performance shares awarded remaining balance																		50.00%
Number of performance shares awarded reaming																		36,512
Number of actual performance shares awarded																		33,292
Performance shares [member]
Disclosure of share based payments [line items]
Number of restricted shares granted																	62,000	196,000	163,000
Number of shares granted each																	204,000	253,000	129,000
Number of shares cancelled due to resignation																	3,000
Number of restricted shares vested																	108,000	72,000	34,000
Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares awarded forfeited										14,828
Events after reporting period [Member] | Key management [member]
Disclosure of share based payments [line items]
Number of performance shares vested			10,642	16,646
Percentage of performance shares vested				50.00%
2013 option plan [member]
Disclosure of share based payments [line items]
Number of conditional performance shares awarded												108,213
2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Final performance share award										61,405											24,358
Percentage of performance shares awarded	50.00%	50.00%														50.00%					50.00%
Number of performance shares awarded reaming										38,228
Two thousand and sixteen plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Final performance share award		20,252	20,255		27,004
Percentage of performance shares awarded		50.00%	50.00%		150.00%
Number of performance shares awarded forfeited										27,004
Key management and Executive Director [member]
Disclosure of share based payments [line items]
Final performance share award													149,600
Key management and Executive Director [member] | 2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Final performance share award										46,577
Executive Director [member] | 2017 Plan [member]
Disclosure of share based payments [line items]
Final performance share award							61,469										46,808
Percentage of performance shares awarded																	100.00%
Percentage of performance shares vested	50.00%	50.00%
Executive Director [member] | 2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Percentage of performance shares vested		50.00%	50.00%
Number of performance shares awarded reaming										27,004
M.V. Josh Joshi [member] | Performance shares [member] | Key management [member]
Disclosure of share based payments [line items]
Number of performance shares awarded forfeited										6,004
Key management [member] | Two thousand and sixteen plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares awarded reaming										11,224
Restricted shares [member]
Disclosure of share based payments [line items]
Weighted average remaining contractual life | yr																	2.5	1.9	2.1
Restricted shares [member] | Key management [member]
Disclosure of share based payments [line items]
Number of restricted shares granted																	10,000	20,000
Restricted shares [member] | Performance shares [member]
Disclosure of share based payments [line items]
Number of restricted shares vested																	800,000	500,000	400,000
Restricted shares [member] | Non-executive directors [member]
Disclosure of share based payments [line items]
Number of restricted shares granted																			75,000	9,980
Number of shares granted each			10,000																	1,996				50,000
Number of shares cancelled due to resignation																				3,992
Number of person resigned | Person																				2
Number of restricted shares vested									5,988	5,000		5,000		25,000
Number of outstanding restricted shares to be vest																						25,000
Restricted shares [member] | Non-executive directors [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of restricted shares vested										5,000
Number of outstanding restricted shares to be vest		5,000	5,000
Restricted shares [member] | Non-executive directors [member] | 2013 option plan [member]
Disclosure of share based payments [line items]
Number of restricted shares granted						3,984		4,936	6,460
Number of shares granted each						996		1,234	1,615
Number of shares granted value | €						€ 40,000		€ 40,000	€ 40,000
2015 Annual General Meeting [member] | Executive Director [member]
Disclosure of share based payments [line items]
Final performance share award																		38,286
Percentage of performance shares awarded																		50.00%
Number of performance shares vested																		19,143					19,143
2015 Annual General Meeting [member] | Executive Director [member] | Key management [member]
Disclosure of share based payments [line items]
Percentage of performance shares vested																	50.00%
2015 Annual General Meeting [member] | Executive Director [member] | Events after reporting period [Member] | Key management [member]
Disclosure of share based payments [line items]
Percentage of performance shares vested			50.00%
2015 Annual General Meeting [member] | Executive Director [member] | 2017 Plan [member]
Disclosure of share based payments [line items]
Percentage of performance share adjusted for new plan							50.00%
Number of shares adjusted for new plan							34,320
Two Thousand Fifteen Performance Share Awards [Member] | Key management [member]
Disclosure of share based payments [line items]
Final performance share award																	60,060
Two Thousand Fifteen Performance Share Awards [Member] | Key management [member] | First Installment [member]
Disclosure of share based payments [line items]
Number of other equity instruments expected to vest in share-based payment arrangement																	30,030
Two Thousand Fifteen Performance Share Awards [Member] | Events after reporting period [Member] | Key management [member] | Second Installment [member]
Disclosure of share based payments [line items]
Number of other equity instruments expected to vest in share-based payment arrangement			30,030
Two thousand seventeen annual general meeting [member] | 2017 Plan [member] | Key management and Executive Director [member]
Disclosure of share based payments [line items]
Final performance share award											76,456
Percentage of performance shares awarded																	50.00%
Two thousand seventeen annual general meeting [member] | Two thousand and sixteen plan [member] | Key management and Executive Director [member]
Disclosure of share based payments [line items]
Final performance share award																	38,228
Percentage of performance shares awarded																	50.00%
Number of performance shares vested				19,114													19,114
Share based payment arrangements [member] | Performance shares [member]
Disclosure of share based payments [line items]
Employee benefits expense | €																	€ 9,900,000	€ 7,900,000	€ 9,000,000
Share based payments related to taxes and social security | €																	€ 1,000,000	€ 200,000	€ 600,000
Two thousand eighteen annual general meeting [member] | 2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Final performance share award															24,362	24,362	48,720
Percentage of performance shares awarded																	50.00%
Number of performance shares awarded reaming															12,181	12,181					12,181